                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                              -------------------
Check here if Amendment [ ]; Amendment Number:
                                              --------
        This Amendment (Check only one.):    [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Berkshire Hathaway Inc.
               ---------------------------
Address:       1440 Kiewit Plaza
               ---------------------------
               Omaha, NE 68131
               ---------------------------

               ---------------------------

Form 13F File Number:               28- 4545
                                       ------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               ---------------------
Title:         Vice President
               ---------------------
Phone:         402-346-1400
               ---------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE               November 12, 1999
------------------------------    --------------------    ----------------------
[Signature]                       [City, State]           [Date]

Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]       13F COMBINATION REPORT. (Check here if a portion of the
              holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          Form 13F File Number   Name
          28- 5194               General Re - New England Asset Management, Inc.
          --------               -----------------------------------------------

                                     Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                               18

Form 13F Information Table Entry Total:                          32
                                                          ---------------

Form 13F Information Table Value Total:                   $  22,839,368
                                                          ---------------
                                                            (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NO.       FORM 13F FILE NUMBER         NAME
    ---       --------------------         ----
     1.       28-5678                      Berkshire Hathaway Life Insurance Co. of Nebraska
     2.       28-5676                      BHG Life Insurance Co.
     3.       28-719                       Blue Chip Stamps
     4.       28-554                       Buffett, Warren E.
     5.       28-1517                      Columbia Insurance Co.
     6.       28-2226                      Cornhusker Casualty Co.
     7.       28-6102                      Cypress Insurance Co.
     8.       28-852                       GEICO Corp.
     9.       28-101                       Government Employees Ins. Corp.
    10.       28-1066                      National Fire & Marine
    11.       28-718                       National Indemnity Co.
    12.       28-5006                      National Liability & Fire Ins. Co.
    13.       28-6104                      Nebraska Furniture Mart
    14.       28-717                       OBH Inc.
    15.       28-2740                      Plaza Investment Managers
    16.       28-1357                      Wesco Financial Corp.
    17.       28-3091                      Wesco Financial Ins. Co.
    18.       28-3105                      Wesco Holdings Midwest, Inc.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                              -------------------
Check here if Amendment [ ]; Amendment Number:
                                              --------
        This Amendment (Check only one.):    [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Berkshire Hathaway Life Insurance Co. of Nebraska
               -------------------------------------------------
Address:       3024 Harney St.
               -------------------------------------------------
               Omaha, NE 68131
               -------------------------------------------------

               -------------------------------------------------

Form 13F File Number:               28- 5678
                                       ------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               ---------------------
Title:         Assistant Secretary
               ---------------------
Phone:         402-346-1400
               ---------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE               November 12, 1999
------------------------------    --------------------    ----------------------
[Signature]                       [City, State]           [Date]

Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]       13F COMBINATION REPORT. (Check here if a portion of the
              holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          Form 13F File Number   Name
          28- 4545               Berkshire Hathaway Inc.
             -----               -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                              -------------------
Check here if Amendment [ ]; Amendment Number:
                                              --------
        This Amendment (Check only one.):    [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          BHG Life Insurance Company
               ---------------------------
Address:       3024 Harney St.
               ---------------------------
               Omaha, NE 68131
               ---------------------------

Form 13F File Number:               28- 5676
                                       ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               ---------------------
Title:         Assistant Secretary
               ---------------------
Phone:         402-346-1400
               ---------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE               November 12, 1999
------------------------------    --------------------    ----------------------
[Signature]                       [City, State]           [Date]

Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]       13F COMBINATION REPORT. (Check here if a portion of the
              holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          Form 13F File Number   Name
          28- 4545               Berkshire Hathaway Inc.
             -----               -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                              -------------------
Check here if Amendment [ ]; Amendment Number:
                                              --------
        This Amendment (Check only one.):    [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blue Chip Stamps
               ---------------------------
Address:       301 E. Colorado Blvd.
               ---------------------------
               Pasadena, CA 91101
               ---------------------------

Form 13F File Number:               28- 719
                                       ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               ---------------------
Title:         Assistant Secretary
               ---------------------
Phone:         402-346-1400
               ---------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE               November 12, 1999
------------------------------    --------------------    ----------------------
[Signature]                       [City, State]           [Date]

Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]       13F COMBINATION REPORT. (Check here if a portion of the
              holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          Form 13F File Number   Name
          28- 4545               Berkshire Hathaway Inc.
             -----               -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                              -------------------
Check here if Amendment [ ]; Amendment Number:
                                              --------
        This Amendment (Check only one.):    [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Warran E. Buffett
               ---------------------------
Address:       1440 Kiewit Plaza
               ---------------------------
               Omaha, NE 68131
               ---------------------------

Form 13F File Number:               28- 554
                                       ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Warran E. Buffett
               ---------------------
Title:
               ---------------------
Phone:         402-346-1400
               ---------------------

Signature, Place, and Date of Signing:

(s) Warran E. Buffett             Omaha, NE               November 12, 1999
------------------------------    --------------------    ----------------------
[Signature]                       [City, State]           [Date]

Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X]       13F COMBINATION REPORT. (Check here if a portion of the
              holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          Form 13F File Number   Name
          28- 4545               Berkshire Hathaway Inc.
             -----               -----------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                             0
                                                          ------

Form 13F Information Table Entry Total:                        0
                                                          ------

Form 13F Information Table Value Total:                   $    0
                                                          ------
                                                        (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                      NONE

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                              -------------------
Check here if Amendment [ ]; Amendment Number:
                                              --------
        This Amendment (Check only one.):    [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Columbia Insurance Company
               ---------------------------
Address:       3024 Harney St.
               ---------------------------
               Omaha, NE 68131
               ---------------------------

Form 13F File Number:               28- 1517
                                       ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               ---------------------
Title:         Treasurer
               ---------------------
Phone:         402-346-1400
               ---------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE               November 12, 1999
------------------------------    --------------------    ----------------------
[Signature]                       [City, State]           [Date]

Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]       13F COMBINATION REPORT. (Check here if a portion of the
              holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          Form 13F File Number   Name
          28- 4545               Berkshire Hathaway Inc.
             -----               -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                              -------------------
Check here if Amendment [ ]; Amendment Number:
                                              --------
        This Amendment (Check only one.):    [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cornhusker Casualty Company
               ---------------------------
Address:       9290 West Dodge Rd.
               ---------------------------
               Omaha, NE 68114
               ---------------------------

Form 13F File Number:               28- 2226
                                       ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               ---------------------
Title:         Assistant Secretary
               ---------------------
Phone:         402-346-1400
               ---------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE               November 12, 1999
------------------------------    --------------------    ----------------------
[Signature]                       [City, State]           [Date]

Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]       13F COMBINATION REPORT. (Check here if a portion of the
              holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          Form 13F File Number   Name
          28- 4545               Berkshire Hathaway Inc.
             -----               -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                              -------------------
Check here if Amendment [ ]; Amendment Number:
                                              --------
        This Amendment (Check only one.):    [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cypress Insurance Company
               ---------------------------
Address:       1825 S. Grant St.
               ---------------------------
               San Mateo, CA 94402
               ---------------------------

Form 13F File Number:               28- 6102
                                       ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               ---------------------
Title:         Assistant Secretary
               ---------------------
Phone:         402-346-1400
               ---------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE               November 12, 1999
------------------------------    --------------------    ----------------------
[Signature]                       [City, State]           [Date]

Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]       13F COMBINATION REPORT. (Check here if a portion of the
              holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          Form 13F File Number   Name
          28- 4545               Berkshire Hathaway Inc.
             -----               -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                              -------------------
Check here if Amendment [ ]; Amendment Number:
                                              --------
        This Amendment (Check only one.):    [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          GEICO Corporation
               ---------------------------
Address:       One GEICO Plaza
               ---------------------------
               Washington, DC 20076
               ---------------------------

Form 13F File Number:               28- 852
                                       ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Charles R. Davies
               ---------------------
Title:         Vice President
               ---------------------
Phone:         301-986-2652
               ---------------------

Signature, Place, and Date of Signing:

(s) Charles R. Davies             Washington, DC          November 12, 1999
------------------------------    --------------------    ----------------------
[Signature]                       [City, State]           [Date]

Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]       13F COMBINATION REPORT. (Check here if a portion of the
              holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          Form 13F File Number   Name
          28- 4545               Berkshire Hathaway Inc.
             -----               -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                              -------------------
Check here if Amendment [ ]; Amendment Number:
                                              --------
        This Amendment (Check only one.):    [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Government Employees Insurance Company
               --------------------------------------
Address:       One GEICO Plaza
               --------------------------------------
               Washington, DC 20076-0001
               --------------------------------------

Form 13F File Number:               28- 101
                                       ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Charles R. Davies
               ---------------------
Title:         Vice President
               ---------------------
Phone:         301-986-2652
               ---------------------

Signature, Place, and Date of Signing:

(s) Charles R. Davies             Washington, DC          November 12, 1999
------------------------------    --------------------    ----------------------
[Signature]                       [City, State]           [Date]

Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]       13F COMBINATION REPORT. (Check here if a portion of the
              holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          Form 13F File Number   Name
          28- 4545               Berkshire Hathaway Inc.
             -----               -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                              -------------------
Check here if Amendment [ ]; Amendment Number:
                                              --------
        This Amendment (Check only one.):    [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          National Fire & Marine Insurance Company
               ----------------------------------------
Address:       3024 Harney St.
               ----------------------------------------
               Omaha, NE 68131
               ----------------------------------------

Form 13F File Number:               28- 1066
                                       ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               ---------------------
Title:         Treasurer
               ---------------------
Phone:         402-346-1400
               ---------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE               November 12, 1999
------------------------------    --------------------    ----------------------
[Signature]                       [City, State]           [Date]

Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]       13F COMBINATION REPORT. (Check here if a portion of the
              holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          Form 13F File Number   Name
          28- 4545               Berkshire Hathaway Inc.
             -----               -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                              -------------------
Check here if Amendment [ ]; Amendment Number:
                                              --------
        This Amendment (Check only one.):    [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          National Indemnity Company
               ---------------------------
Address:       3024 Harney St.
               ---------------------------
               Omaha, NE 68131
               ---------------------------

Form 13F File Number:               28- 718
                                       ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               ---------------------
Title:         Treasurer
               ---------------------
Phone:         402-346-1400
               ---------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE               November 12, 1999
------------------------------    --------------------    ----------------------
[Signature]                       [City, State]           [Date]

Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]       13F COMBINATION REPORT. (Check here if a portion of the
              holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          Form 13F File Number   Name
          28- 4545               Berkshire Hathaway Inc.
             -----               -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                              -------------------
Check here if Amendment [ ]; Amendment Number:
                                              --------
        This Amendment (Check only one.):    [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          National Liability & Fire Insurance Company
               -------------------------------------------
Address:       3024 Harney St.
               -------------------------------------------
               Omaha, NE 68131
               -------------------------------------------

Form 13F File Number:               28- 5006
                                       ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               ---------------------
Title:         Treasurer
               ---------------------
Phone:         402-346-1400
               ---------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE               November 12, 1999
------------------------------    --------------------    ----------------------
[Signature]                       [City, State]           [Date]

Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]       13F COMBINATION REPORT. (Check here if a portion of the
              holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          Form 13F File Number   Name
          28- 4545               Berkshire Hathaway Inc.
             -----               -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                              -------------------
Check here if Amendment [ ]; Amendment Number:
                                              --------
        This Amendment (Check only one.):    [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Nebraska Furniture Mart, Inc.
               -----------------------------
Address:       700 South 72nd Street
               ----------------------------
               Omaha, NE 68114
               ----------------------------

Form 13F File Number:               28- 6104
                                       ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               ---------------------
Title:         Assistant Secretary
               ---------------------
Phone:         402-346-1400
               ---------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE               November 12, 1999
------------------------------    --------------------    ----------------------
[Signature]                       [City, State]           [Date]

Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]       13F COMBINATION REPORT. (Check here if a portion of the
              holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          Form 13F File Number   Name
          28- 4545               Berkshire Hathaway Inc.
             -----               -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                              -------------------
Check here if Amendment [ ]; Amendment Number:
                                              --------
        This Amendment (Check only one.):    [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          OBH Inc.
               ---------------------------
Address:       1440 Kiewit Plaza
               ---------------------------
               Omaha, NE 68131
               ---------------------------

               ---------------------------
Form 13F File Number:               28-  717
                                       ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               ---------------------
Title:         Vice President
               ---------------------
Phone:         402-346-1400
               ---------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE               November 12, 1999
------------------------------    --------------------    ----------------------
[Signature]                       [City, State]           [Date]

Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]       13F COMBINATION REPORT. (Check here if a portion of the
              holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          Form 13F File Number   Name
          28- 4545               Berkshire Hathaway Inc.
             -----               -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                              -------------------
Check here if Amendment [ ]; Amendment Number:
                                              --------
        This Amendment (Check only one.):    [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Plaza Investment Managers, Inc.
               -------------------------------
Address:       One GEICO Plaza
               -------------------------------
               Washington, DC. 20076-0001
               -------------------------------

               -------------------------------

Form 13F File Number:               28- 7840
                                       ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Thomas M. Wells
               ---------------------
Title:         Treasurer
               ---------------------
Phone:         301-986-3433
               ---------------------

Signature, Place, and Date of Signing:

(s) Thomas M. Wells               Washington, DC          November 12, 1999
------------------------------    --------------------    ----------------------
[Signature]                       [City, State]           [Date]

Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]       13F COMBINATION REPORT. (Check here if a portion of the
              holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          Form 13F File Number   Name
          28- 4545               Berkshire Hathaway Inc.
             -----               -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                              -------------------
Check here if Amendment [ ]; Amendment Number:
                                              --------
        This Amendment (Check only one.):    [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Wesco Financial Corporation
               ---------------------------
Address:       301 E. Colorado Blvd.
               ---------------------------
               Pasadena, CA 91101
               ---------------------------

               ---------------------------

Form 13F File Number:               28- 1357
                                       ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey L. Jacobson
               ---------------------
Title:         Vice President
               ---------------------
Phone:         626-585-6700
               ---------------------

Signature, Place, and Date of Signing:

(s) Jeffrey L. Jacobson           Pasadena, CA            November 12, 1999
------------------------------    --------------------    ----------------------
[Signature]                       [City, State]           [Date]

Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]       13F COMBINATION REPORT. (Check here if a portion of the
              holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          Form 13F File Number   Name
          28- 4545               Berkshire Hathaway Inc.
             -----               -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                              -------------------
Check here if Amendment [ ]; Amendment Number:
                                              --------
        This Amendment (Check only one.):    [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Wesco Financial Insurance Company
               ---------------------------------
Address:       3024 Harney St
               ---------------------------------
               Omaha, NE 68131
               ---------------------------------

               ---------------------------------

Form 13F File Number:               28- 3091
                                       ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               ---------------------
Title:         Treasurer
               ---------------------
Phone:         402-346-1400
               ---------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE               November 12, 1999
------------------------------    --------------------    ----------------------
[Signature]                       [City, State]           [Date]

Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]       13F COMBINATION REPORT. (Check here if a portion of the
              holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          Form 13F File Number   Name
          28- 4545               Berkshire Hathaway Inc.
             -----               -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999
                                              -------------------
Check here if Amendment [ ]; Amendment Number:
                                              --------
        This Amendment (Check only one.):    [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Wesco Holdings Midwest, Inc.
               ----------------------------
Address:       1440 Kiewit Plaza
               ----------------------------
               Omaha, NE 68131
               ----------------------------

               ----------------------------

Form 13F File Number:               28- 3105
                                       ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
               ---------------------
Title:         Treasurer
               ---------------------
Phone:         402-346-1400
               ---------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE               November 12, 1999
------------------------------    --------------------    ----------------------
[Signature]                       [City, State]           [Date]

Report Type (Check only one.):

[ ]       13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]       13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]       13F COMBINATION REPORT. (Check here if a portion of the
              holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          Form 13F File Number   Name
          28- 4545               Berkshire Hathaway Inc.
             -----               -----------------------

                             BERKSHIRE HATHAWAY INC.

                           Form 13F Information Table

                               September 30, 1999


                                                                         Column 6
                                                                  Investment Discretion                            Column 8
                                         Column 4    Column 5     ---------------------                        Voting Authority
                Column 2  Column 3       Market     Shares or          (b)    (c)       Column 7               ----------------
Column 1        Title of   CUSIP         Value      Principal   (a)  Shared- Shared-      Other               (a)       (b)     (c)
Name of Issuer   Class     Number    (In Thousands)  Amount $   Sole Defined Other      Managers             Sole     Shared   None
--------------   -----     ------    --------------  --------   ---- ------- -----      --------             ----     ------   ----
American
  Express Co.     Com    025816 10 9      775,143     5,741,800         X           4, 5, 14               5,741,800
                                          359,759     2,664,878         X           4, 10, 14              2,664,878
                                        5,411,515    40,085,293         X           4, 11, 14             40,085,293
                                           87,440       647,700         X           4, 3, 14, 16, 17, 18     647,700
                                           62,987       466,571         X           4, 13, 14                466,571
                                          125,639       930,658         X           4, 14                    930,658
Coca Cola         Com    191216 10 0       19,300       400,000         X           4, 14                    400,000
                                           85,692     1,776,000         X           4, 12, 14              1,776,000
                                          347,670     7,205,600         X           4, 3, 14, 16, 17, 18   7,205,600
                                        1,936,833    40,141,600         X           4, 5, 14              40,141,600
                                        6,752,375   139,945,600         X           4, 11, 14            139,945,600
                                          440,966     9,139,200         X           4, 10, 14              9,139,200
                                           44,004       912,000         X           4, 7, 14                 912,000
                                           23,160       480,000         X           4, 13, 14                480,000
The Gillette Co.  Com    375766 10 2    2,036,250    60,000,000         X           4, 11, 14             60,000,000
                                          705,900    20,800,000         X           4, 5, 14              20,800,000
                                          217,200     6,400,000         X           4, 10, 14              6,400,000
                                          217,200     6,400,000         X           4, 3, 14, 16, 17, 18   6,400,000
                                           27,150       800,000         X           4, 12, 14                800,000
                                           54,300     1,600,000         X           4, 7, 14               1,600,000
M & T Bank
 Corporation      Com    55261F 10 4      232,681       506,930         X           4, 11, 14                506,930
PS Group
 Holdings, Inc.   Com    693622 10 2        6,162       579,957         X           4, 11, 14                579,957
                                            1,062       100,000         X           4, 10, 14                100,000
                                            3,511       330,475         X           4, 12, 14                330,475
                                            2,100       197,600         X           4, 5, 14                 197,600
Sun Trusts
 Banks Inc.       Com    867914 10 3      380,127     5,781,400         X           4, 11, 14              5,781,400
                                           56,545       860,000         X           4, 5, 14                 860,000
Washington
 Post Co.        Cl B    939640 10 8      456,095       894,304         X           4, 11, 14                                894,304
                                           75,639       148,311         X           4, 1, 2, 6, 11, 14                       148,311
                                          330,564       648,165         X           4, 10, 14                                648,165
                                           18,862        36,985         X           4, 12, 14                                 36,985
Wesco Finl
 Corp.            Com    950817 10 6    1,545,537     5,703,087         X           4, 3, 14               5,703,087
                                      -----------
    GRAND TOTAL                       $22,839,368
                                      ===========